Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 1,986	$ 7,379
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for loan and lease losses	1,486	1,819
Depreciation and amortization	1,209	1,300
Net amortization of securities	620	745
Accretion of acquisition accounting adjustments	(2,644)	(3,335)
Deferred tax expense (benefit)	957	(4,570)
Gain on sales of securities	(291)	(220)
Share-based compensation expense	629	301
Net (gain) loss on sale and write-down of other real estate owned and other collateral	(324)	11
Increase in cash surrender value of bank owned life insurance	(190)
Change in operating assets and liabilities:
Originations of loans held for sale	(456,845)	(712,108)
Proceeds from sales of loans held for sale	534,349	631,241
Accrued interest receivable	(797)	(131)
Other assets	(98)	481
Accrued interest payable	(17)	(119)
Other liabilities	577	59
Net cash provided by (used in) operating activities	80,607	(77,147)
Cash flows from investing activities
Proceeds from sales, maturities and calls of securities	26,527	26,107
Purchases of securities	(41,968)	(15,505)
Net increase in loans held for investment	(152,858)	(55,572)
Net proceeds from sale of other real estate owned and other collateral	401	522
Purchases of bank owned life insurance	(9,500)
Net purchase of premises and equipment	(516)	(324)
Sale of FRB and FHLB stock	50	162
Net cash used in investing activities	(177,864)	(44,610)
Cash flows from financing activities
Net increase in demand and savings deposits	42,645	90,046
Net increase (decrease) in time deposits	73,322	(11,822)
Proceeds from the issuance of common stock		190
Repurchase of common stock	(296)
Preferred stock dividend	(84)	(89)
Net cash provided by financing activities	115,587	78,325
Net increase (decrease) in cash and cash equivalents	18,330	(43,432)
Cash and cash equivalents
Beginning of period	12,363	55,795
End of period	30,693	12,363
Cash payments for:
Interest	3,502	4,066
Income taxes	295
Transfer of loans to foreclosed assets	$ 327	$ 459